UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21504

Advent/Claymore Enhanced Growth & Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices)	(Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: November 1, 2010 – January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.
Attached hereto.

LCM | Advent/Claymore Enhanced Growth & Income Fund
Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value

	Long-Term Investments — 122.2%
	Convertible Bonds — 49.2%
	Aerospace/Defense - 0.3%
$ 500,000	Kaman Corp., NR
	3.25%, 11/15/17 (e)		$ 535,625

	Agriculture - 1.0%
HK$ 11,900,000	Glory River Holdings Ltd., NR
	1.00%, 7/29/15 (Hong Kong)		1,672,404

	Apparel - 1.1%
HK$ 13,000,000	Yue Yuen Industrial Holdings Ltd., NR
	0.00%, 11/17/11 (Bermuda)		1,943,005

	Auto Manufacturers - 0.7%
$ 800,000	Navistar International Corp., B
	3.00%, 10/15/14 (a)(g)		1,165,000

	Biotechnology - 1.8%
$ 1,900,000	Gilead Sciences, Inc., Ser. B, NR
	0.625%, 5/1/13		2,166,000
$ 850,000	Life Technologies Corp., BBB
	3.25%, 6/15/25 (a)(g)		990,250
			3,156,250
	Building Materials - 1.6%
$ 2,700,000	Cemex SAB de CV, NR
	4.875%, 3/15/15 (Mexico) (e)(g)		2,821,500

	Coal - 2.4%
$ 2,686,000	Patriot Coal Corp., NR
	3.25%, 5/31/13 (a)		2,598,705
$ 1,200,000	Peabody Energy Corp., B+
	4.75%, 12/15/41 (a)		1,521,000
			4,119,705
	Commercial Services - 0.7%
$ 1,100,000	Avis Budget Group, Inc., NR
	3.50%, 10/1/14 (a)(g)		1,269,125

	Computers - 1.7%
$ 615,000	EMC Corp., Ser. A, A-
	1.75%, 12/1/11 (a)(g)		959,400
$ 356,000	EMC Corp., Ser. B, A-
	1.75%, 12/1/13 (a)(g)		576,720
$ 1,300,000	SanDisk Corp., BB-
	1.50%, 8/15/17 (a)(g)		1,415,375
			2,951,495
	Diversified Financial Services - 1.5%
£ 700,000	Aberdeen Asset Management PLC, Ser. ADN, NR
	3.50%, 12/17/14 (United Kingdom)		1,439,373
$ 1,200,000	Petroplus Finance Ltd., B
	4.00%, 10/16/15 (Bermuda)		1,123,500
			2,562,873
	Electrical Components & Equipment - 1.0%
JPY 130,000,000	Nidec Corp., NR
	0.00%, 9/18/15 (Japan)		1,681,930

	Electronics - 0.6%
$ 1,000,000	AU Optronics Corp., NR
	0.00%, 10/13/15 (Taiwan)		1,022,000

	Engineering & Construction - 1.6%
$ 870,000	Jaiprakash Associates Ltd., NR
	0.00%, 9/12/12 (India) (g)		1,122,300
$ 1,400,000	Larsen & Toubro Ltd., NR
	3.50%, 10/22/14 (India)		1,638,000
			2,760,300
	Entertainment - 0.6%
$ 950,000	International Game Technology, BBB
	3.25%, 5/1/14 (a)(g)		1,100,813

	Environmental Control - 0.7%
CNY 7,500,000	Sound Global Ltd., NR
	6.00%, 9/15/15 (Singapore) (c)		1,295,226

	Forest Products & Paper - 1.3%
$ 1,820,000	Sino-Forest Corp., BB
	4.25%, 12/15/16 (Canada) (e)		2,313,675

	Holdings Companies - Diversified - 1.1%
€ 1,150,000	Industrivarden AB, Ser. INDU, A
	2.50%, 2/27/15 (Sweden)		1,909,795

	Home Builders - 0.7%
$ 1,000,000	Lennar Corp., B+
	2.75%, 12/15/20 (a)(e)		1,130,000

	Insurance - 0.9%
$ 500,000	American Equity Investment Life Holding Co., NR
	3.50%, 9/15/15 (e)		595,000
$ 925,000	MGIC Investment Corp., CCC+
	5.00%, 5/1/17 (a)		994,375
			1,589,375
	Internet - 2.9%
$ 1,000,000	Digital River, Inc., NR
	2.00%, 11/1/30 (a)(e)		967,500
$ 1,500,000	Equinix, Inc., B-
	3.00%, 10/15/14 (a)(g)		1,576,875
$ 1,330,000	GSI Commerce, Inc., NR
	2.50%, 6/1/27 (a)(g)		1,443,050
$ 1,000,000	WebMD Health Corp., NR
	2.50%, 1/31/18 (e)		1,006,250
			4,993,675
	Iron/Steel - 0.8%
$ 1,000,000	ArcelorMittal, BBB-
	5.00%, 5/15/14 (Luxembourg) (a)(g)		1,456,250

	Lodging - 0.7%
$ 734,000	Home Inns & Hotels Management, Inc., NR
	2.00%, 12/15/15 (Cayman Islands) (e)		691,795
$ 511,000	MGM Resorts International, CCC+
	4.25%, 4/15/15 (a)(e)		566,571
			1,258,366
	Media - 0.8%
$ 1,050,000	XM Satellite Radio, Inc., BB-
	7.00%, 12/1/14 (a)(e)		1,329,563

	Mining - 4.1%
$ 1,325,000	Goldcorp, Inc., BBB+
	2.00%, 8/1/14 (Canada) (g)		1,550,250
$ 1,000,000	Newmont Mining Corp., Ser. A, BBB+
	1.25%, 7/15/14 (a)(g)		1,337,500
$ 1,000,000	Paladin Energy Ltd., Ser. PALA, NR
	5.00%, 3/11/13 (Australia)		1,067,500
$ 3,200,000	Vedanta Resources Jersey II Ltd., BB
	4.00%, 3/30/17 (United Kingdom)		3,268,160
			7,223,410
	Miscellaneous Manufacturing - 1.4%
$ 700,000	Textron, Inc., Ser. TXT, BBB-
	4.50%, 5/1/13 (a)(g)		1,455,125
$ 1,025,000	Trinity Industries, Inc., BB-
	3.875%, 6/1/36 (a)(g)		1,018,594
			2,473,719
	Oil and Gas - 4.8%
$ 1,000,000	Chesapeake Energy Corp., BB
	2.75%, 11/15/35 (a)		1,098,750
$ 2,000,000	Lukoil International Finance BV, BBB-
	2.625%, 6/16/15 (Russia)		2,219,000
$ 1,700,000	PetroBakken Energy Ltd., Ser. REGS, NR
	3.125%, 2/8/16 (Canada) (g)		1,640,500
$ 1,200,000	Petroleum Development Corp., NR
	3.25%, 5/15/16 (a)(e)		1,513,500
$ 800,000	Petrominerales Ltd., Ser. PMG, NR
	2.625%, 8/25/16 (Canada)		1,049,000
$ 700,000	Seadrill Ltd., NR
	3.625%, 11/8/12 (Bermuda)		856,625
			8,377,375
	Oil and Gas Services - 0.5%
$ 550,000	Cameron International Corp., BBB+
	2.50%, 6/15/26 (a)(g)		831,188

	Pharmaceuticals - 3.7%
CHF 895,000	Actelion Finance SCA, NR
	0.00%, 11/22/11 (Switzerland)		1,009,631
$ 750,000	Allergan, Inc., A+
	1.50%, 4/1/26 (g)		855,000
$ 1,750,000	Cephalon, Inc., NR
	2.50%, 5/1/14 (a)(g)		1,944,687
$ 800,000	Mylan, Inc., BB-
	1.25%, 3/15/12 (a)		907,000
$ 1,400,000	Teva Pharmaceutical Finance Co. LLC, Ser. C, A-
	0.25%, 2/1/26 (Israel) (a)(g)		1,727,250
			6,443,568
	REITS - 1.9%
$ 750,000	Annaly Capital Management, Inc., NR
	4.00%, 2/15/15 (a)		876,562
$ 1,000,000	Host Hotels & Resorts LP, BB+
	3.25%, 4/15/24 (a)(e)(g)		1,223,750
$ 1,000,000	Vornado Realty LP, BBB
	3.875%, 4/15/25		1,128,750
			3,229,062
	Retail - 1.2%
HKD 4,000,000	Hengdeli Holdings Ltd., NR
	2.50%, 10/20/15 (Cayman Islands)		592,631
$ 1,250,000	Sonic Automotive, Inc., B-
	5.00%, 10/1/29 (a)(g)		1,507,813
			2,100,444
	Semiconductors - 1.6%
$ 750,000	Intel Corp., A-
	3.25%, 8/1/39 (a)(g)		910,313
$ 900,000	ON Semiconductor Corp., B+
	2.625%, 12/15/26 (a)(g)		1,131,750
$ 655,000	Verigy Ltd., NR
	5.25%, 7/15/14 (Singapore)		801,556
			2,843,619
	Telecommunications - 2.9%
$ 1,500,000	Arris Group, Inc., NR
	2.00%, 11/15/26		1,574,062
£ 2,100,000	Cable & Wireless Worldwide PLC, NR
	5.75%, 11/24/14 (United Kingdom)		3,510,837
			5,084,899
	Utility - 0.6%
€ 700,000	International Power Finance Jersey II Ltd., BB
	3.25%, 7/20/13 (United Kingdom)		1,041,274

	Total Convertible Bonds - 49.2%
	(Cost $78,612,330)		85,686,508

Number of Shares			Value

	Convertible Preferred Stocks - 26.0%
	Auto Manufacturers - 3.5%
40,400	Ford Motor Co. Capital Trust II, 6.50%, 2032 (a)(g)		2,112,112
72,550	General Motors Co., Ser. B, 4.75%, 2013 (a)		3,940,190
			6,052,302
	Banks - 8.6%
2,650	Bank of America Corp., Ser. L, 7.25% (a)(f)(g)		2,624,825
26,070	Citigroup, Inc., 7.50%, 2012 (a)(g)		3,587,753
15,626	KeyCorp, Ser. A, 7.75% (a)(f)(g)		1,728,236
87,950	Synovus Financial Corp., Ser. tMED, 8.25%, 2013 (a)		2,173,245
40,000	UBS AG/Stillwater Mining Co., 9.375%, 2012 (Switzerland) (a)		1,112,268
3,565	Wells Fargo & Co., Ser. L, 7.50% (a)(f)(g)		3,716,513
			14,942,840
	Diversified Financial Services - 0.3%
40,000	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 2013 (e)		540,648

	Electric - 2.6%
20,000	NextEra Energy, Inc., 7.00%, 2013 (a)		991,000
66,179	PPL Corp., 9.50%, 2013 (a)(g)		3,593,520
			4,584,520
	Hand/Machine Tools - 1.3%
19,253	Stanley Black & Decker, Inc., 4.75%, 11/17/15 (a)		2,247,403

	Healthcare-Services - 0.6%
1,000	Healthsouth Corp., Ser. A, 6.50% (f)		1,016,500

	Insurance - 2.2%
77,524	Hartford Financial Services Group, Inc., Ser. F, 7.25%, 2013 (a)(g)		2,042,757
53,775	XL Group PLC., 10.75%, 2011 (Ireland) (a)(g)		1,700,366
			3,743,123
	Leisure Time - 0.6%
8,792	Callaway Golf Co., Ser. B, 7.50% (f)		1,075,921

	Mining - 0.6%
19,999	AngloGold Ashanti Ltd., 6.00%, 2013 (South Africa) (a)		1,025,949

	Oil & Gas - 1.9%
45,589	Apache Corp., Ser. D, 6.00%, 2013 (a)(g)		2,983,344
1,250	Energy XXI Bermuda Ltd., 5.625% (Bermuda) (f)		407,031
			3,390,375
	Pharmaceuticals - 1.4%
59,300	Omnicare Capital Trust II, Ser. B, 4.00%, 2033 (a)		2,353,024

	Real Estate - 0.5%
14,996	Forest City Enterprises, Inc., Ser. A, 7.00% (a)(f)(g)		940,062

	REITS - 0.7%
50,000	Alexandria Real Estate Equities, Inc., Ser. D, 7.00% (a)(f)		1,250,000

	Telecommunications - 1.2%
2,285	Lucent Technologies Capital Trust I, 7.75%, 2017 (g)		2,076,494

	Total Convertible Preferred Stocks - 26.0%
	(Cost $38,737,455)		45,239,161

Principal Amount			Value

	Corporate Bonds - 20.6%
	Beverages - 0.6%
$ 1,000,000	Constellation Brands, Inc., BB
	7.25%, 9/1/16 (g)		1,063,750

	Chemicals - 1.3%
$ 2,042,000	Lyondell Chemical Co., B
	11.00%, 5/1/18		2,327,880

	Diversified Financial Services - 2.8%
$ 1,350,000	Capital One Capital V, BB
	10.25%, 8/15/39 (g)		1,459,688
$ 2,000,000	Ford Motor Credit Co. LLC, B+
	12.00%, 5/15/15 (g)		2,535,812
$ 1,000,000	Textron Financial Corp., B
	6.00%, 2/15/67 (d)(e)		841,250
			4,836,750
	Electronics - 0.4%
$ 673,000	Sanmina-SCI Corp., CCC+
	8.125%, 3/1/16		696,555

	Food - 0.7%
$ 1,000,000	Smithfield Foods, Inc., B+
	10.00%, 7/15/14		1,176,250

	Healthcare-Products - 1.0%
$ 1,500,000	Biomet, Inc., B-
	10.00%, 10/15/17 (g)		1,676,250

	Healthcare - Services - 1.9%
$ 2,500,000	Apria Healthcare Group, Inc., BB+
	11.25%, 11/1/14 (g)		2,759,375
$ 500,000	HCA, Inc., BB-
	9.25%, 11/15/16		538,125
			3,297,500
	Insurance - 1.9%
$ 1,000,000	AXA SA, BBB
	6.379% (France) (d)(e)(f)		892,500
$ 1,000,000	Liberty Mutual Group, Inc., BB
	10.75%, 6/15/58 (d)(e)		1,275,000
$ 800,000	Metlife, Inc., BBB
	10.75%, 8/1/39 (g)		1,110,000
			3,277,500
	Machinery-Diversified - 1.6%
$ 2,500,000	Case New Holland, Inc., BB+
	7.75%, 9/1/13 (g)		2,737,500

	Media - 2.8%
$ 3,000,000	Clear Channel Worldwide Holdings, Inc., Ser. B, B
	9.25%, 12/15/17 (g)		3,322,500
$ 500,000	Univision Communications, Inc., B
	12.00%, 7/1/14 (e)		545,625
$ 1,000,000	UPC Holding BV, B-
	9.875%, 4/15/18 (Netherlands) (e)(g)		1,107,500
			4,975,625
	Oil & Gas - 0.7%
$ 1,200,000	Alta Mesa Holdings/Alta Mesa Finance Services Corp., B
	9.625%, 10/15/18 (e)(g)		1,188,000

	Pharmaceuticals - 1.0%
$ 1,665,000	Axcan Intermediate Holdings, Inc., B
	12.75%, 3/1/16 (g)		1,781,550

	Retail - 1.5%
$ 2,450,000	Toys R Us Property Co. II LLC, B+
	8.50%, 12/1/17 (g)		2,670,500

	Telecommunications - 2.4%
€ 2,700,000	Alcatel-Lucent, B
	8.50%, 1/15/16 (France)		3,710,952
$ 500,000	NII Capital Corp., BB-
	10.00%, 8/15/16		560,000
			4,270,952
	Total Corporate Bonds - 20.6%
	(Cost $33,118,491)		35,976,562

Number of Shares			Value

	Common Stocks — 17.4%
	Banks - 1.4%
155,000	Citigroup, Inc. (a)(b)		747,100
20,000	Sumitomo Mitsui Financial Group, Inc. (Japan)		681,557
40,074	Zions Bancorporation (g)		944,945
			2,373,602
	Biotechnology - 0.4%
12,000	Life Technologies Corp. (a)(b)(g)		651,480

	Computers - 3.4%
6,200	Apple, Inc. (a)(b)(g)		2,103,784
71,100	EMC Corp. (a)(b)(g)		1,769,679
45,000	Hewlett-Packard Co. (a)(g)		2,056,050
			5,929,513
	Insurance - 0.3%
60,300	MGIC Investment Corp. (a)(b)		505,917

	Internet - 1.1%
1,000	Equinix, Inc. (a)(b)		88,420
3,000	Google, Inc. - Class A (a)(b)(g)		1,801,080
			1,889,500
	Iron/Steel - 0.4%
135	APERAM (Luxembourg) (b)		5,501
2,700	ArcelorMittal (Luxembourg) (a)(g)		98,496
10,000	United States Steel Corp. (a)(g)		576,700
			680,697
	Lodging - 0.0%*
1,000	MGM Resorts International (a)(b)		14,830

	Mining - 0.4%
1,000	Goldcorp, Inc. (Canada)		40,210
2,500	Newmont Mining Corp. (a)		137,675
25,000	Xstrata PLC (United Kingdom)		554,606
			732,491
	Miscellaneous Manufacturing - 3.0%
104,500	General Electric Co. (a)(g)		2,104,630
39,100	Honeywell International, Inc. (a)(g)		2,189,991
38,000	Textron, Inc. (a)		999,020
			5,293,641
	Oil & Gas - 2.1%
5,000	Chesapeake Energy Corp. (a)(g)		147,650
8,400	Exxon Mobil Corp. (a)(g)		677,712
50,500	Suncor Energy, Inc. (Canada) (a)(g)		2,096,255
5,769	Whiting Petroleum Corp. (a)(b)		728,509
			3,650,126
	Pharmaceuticals - 1.1%
15,500	Cephalon, Inc. (a)(b)(g)		915,740
30,000	Mylan, Inc. (a)(b)(g)		694,800
5,200	Teva Pharmaceutical Industries Ltd., ADR (Israel) (a)(g)		284,180
			1,894,720
	Real Estate - 0.3%
36,200	Forest City Enterprises, Inc. - Class A (a)(b)		612,142

	REITS - 0.2%
20,000	Annaly Capital Management, Inc. (a)		356,600

	Semiconductors - 1.1%
103,000	Advanced Micro Devices, Inc. (a)(b)(g)		806,490
45,000	Intel Corp. (a)		965,700
8,500	ON Semiconductor Corp. (a)(b)		93,925
			1,866,115
	Software - 1.2%
77,000	Microsoft Corp. (a)(g)		2,134,825

	Telecommunications - 1.0%
15,500	QUALCOMM, Inc. (a)(g)		839,015
24,000	Verizon Communications, Inc. (a)(g)		854,880
			1,693,895
	Total Common Stocks - 17.4%
	(Cost $25,868,409)		30,280,094

	Preferred Stock - 4.2%
	Diversified Financial Services - 3.5%
75,000	Citigroup Capital XII, 8.50% (d)(g)		1,972,500
80,976	Citigroup Capital XIII, 7.875% (d)		2,164,488
80,000	JPMorgan Chase Capital XXIX, 6.70% (g)		2,034,400
			6,171,388
	Lodging - 0.7%
10,300	Las Vegas Sands Corp., 10.00%		1,184,500

	Total Preferred Stock - 4.2%
	(Cost $7,154,202)		7,355,888

	Exchange-Traded Funds - 2.8%
55,100	Industrial Select Sector SPDR Fund (a)(g)		1,996,824
5,200	Market Vectors Rare Earth/Strategic Metals ETF		121,472
22,000	SPDR S&P 500 ETF Trust (a)(g)		2,830,740
	(Cost $4,340,634)		4,949,036

	Warrants - 2.0%
333,789	Bank of America Corp. (a)(b)		867,851
142,859	JPMorgan Chase & Co. (a)(b)(g)		2,085,741
45,288	Wells Fargo & Co. (a)(b)		481,411
	(Cost $2,959,024)		3,435,003

	Total Investments - 122.2%
	(Cost $190,790,545)		212,922,252
	Other Assets in excess of Liabilities - 6.5%		11,475,033
	Total Options Written (Premiums received $62,537) - (0.0%*)		(87,923)
	Borrowings - (28.7%)		(50,000,000)
	Net Assets - 100.0%		$ 174,309,362

*Less than 0.1%
AB - Stock Company
ADR - American Depositary Receipt
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SA - Corporation
SAB de CV - Publicly Traded Company
SCA - Limited Partnership

(a) All or a portion of this security position represents cover (directly or through conversion rights) for outstanding options written.
(b) Non-income producing security.
(c) The reference entity is denominated in Chinese Yuan, but traded in U.S. dollars.
(d) Security has a fixed rate coupon which will convert to a floating or variable coupon on a future date.
(e) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, these securities amounted to 12.1% of net assets.
(f) Perpetual maturity.
(g) All or a portion of this security has been physically segregated in connection with the line of credit. As of January 31, 2011, the total amount segregated was $100,132,626.

Ratings shown are per Standard & Poor's. Securities classified as NR are not rated by Standard & Poor's. Ratings are unaudited.
The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

	Country Breakdown*
	United States	73.6%
	United Kingdom	4.6%
	Canada	4.1%
	France	2.2%
	Bermuda	2.0%
	Mexico	1.3%
	India	1.3%
	Japan	1.1%
	Russia	1.1%
	Switzerland	1.0%
	Singapore	1.0%
	Israel	0.9%
	Sweden	0.9%
	Ireland	0.8%
	Hong Kong	0.8%
	Luxembourg	0.7%
	Cayman Islands	0.6%
	Netherlands	0.5%
	Austria	0.5%
	South Africa	0.5%
	Taiwan	0.5%
*	As a percentage of total investments. Subject to change daily.

See previously submitted notes to financial statements for the period ended October 31, 2010.

Advent/Claymore Enhanced Growth & Income Fund

Contracts
(100 shares		Expiration	Exercise	Market
per contract)	Call Options Written(a)	Month	Price	Value

100	Advanced Micro Devices, Inc.	February 2011	10.00	$ (100)
10	Alexandria Real Estate Equities, Inc.	February 2011	80.00	(775)
10	AngloGold Ashanti Ltd.	March 2011	50.00	(225)
10	Annaly Capital Management, Inc.	March 2011	19.00	(30)
10	Apache Corp.	February 2011	125.00	(1,630)
10	Apple, Inc.	February 2011	360.00	(960)
20	ArcelorMittal	February 2011	41.00	(1,440)
10	Avis Budget Group, Inc.	March 2011	17.00	(110)
35	Bank of America Corp.	February 2011	15.00	(175)
10	Cameron International Corp.	March 2011	57.50	(1,100)
10	Cephalon, Inc.	February 2011	70.00	(100)
50	Chesapeake Energy Corp.	February 2011	28.00	(9,250)
100	Citigroup, Inc.	March 2011	5.50	(300)
10	Digital River, Inc.	February 2011	39.00	(50)
50	EMC Corp.	February 2011	25.00	(2,150)
10	Equinix, Inc.	February 2011	95.00	(1,100)
10	Exxon Mobil Corp.	February 2011	80.00	(1,430)
10	Ford Motor Co.	February 2011	21.00	(30)
10	Forest City Enterprises, Inc.	March 2011	17.50	(500)
10	General Electric Co.	February 2011	22.50	(30)
10	General Motors Co.	March 2011	40.00	(450)
5	Google, Inc.	February 2011	650.00	(370)
25	GSI Commerce, Inc.	March 2011	27.00	(813)
15	Hartford Financial Services Group, Inc.	February 2011	30.00	(315)
50	Hewlett-Packard Co.	February 2011	45.00	(6,200)
50	Honeywell International, Inc.	March 2011	60.00	(1,600)
10	Host Hotels & Resorts LP	March 2011	20.00	(200)
50	Industrial Select Sector SPDR Fund	March 2011	39.00	(450)
25	Intel Corp.	February 2011	23.00	(50)
10	International Game Technology	February 2011	20.00	(50)
10	JPMorgan Chase & Co.	February 2011	46.00	(470)
10	KeyCorp	March 2011	10.00	(100)
10	Lennar Corp.	March 2011	23.00	(110)
25	Life Technologies Corp.	February 2011	60.00	(375)
100	MGIC Investment Corp.	March 2011	9.00	(5,000)
10	MGM Resorts International	March 2011	17.50	(310)
50	Microsoft Corp.	March 2011	30.00	(600)
25	Mylan, Inc.	February 2011	25.00	(250)
10	Navistar International Corp.	March 2011	70.00	(1,250)
25	Newmont Mining Corp.	February 2011	65.00	(200)
10	NextEra Energy, Inc.	February 2011	55.00	(200)
10	Omnicare Capital Trust II	February 2011	28.00	(100)
25	ON Semiconductor Corp.	February 2011	10.00	(2,500)
10	Patriot Coal Corp.	March 2011	29.00	(1,400)
15	Peabody Energy Corp.	February 2011	70.00	(375)
10	Petroleum Development Corp.	April 2011	50.00	(1,400)
10	PPL Corp.	February 2011	28.00	(100)
40	QUALCOMM, Inc.	February 2011	55.00	(2,840)
10	SanDisk Corp.	March 2011	60.00	(150)
10	Sonic Automotive, Inc.	February 2011	15.00	(250)
25	SPDR S&P 500 ETF Trust	March 2011	135.00	(1,050)
10	Stanley Black & Decker, Inc.	February 2011	70.00	(3,300)
45	Suncor Energy, Inc.	February 2011	42.50	(4,590)
10	Synovus Financial Corp.	February 2011	3.00	(50)
20	Teva Pharmaceutical Industries Ltd.	March 2011	57.50	(1,400)
100	Textron, Inc.	February 2011	25.00	(15,800)
10	Trinity Industries, Inc.	February 2011	28.00	(920)
10	UBS AG/Stillwater Mining Co.	March 2011	26.00	(350)
50	United States Steel Corp.	February 2011	60.00	(5,500)
10	Verizon Communications, Inc.	February 2011	38.00	(40)
10	Wells Fargo & Co.	February 2011	34.00	(160)
10	Whiting Petroleum Corp.	March 2011	130.00	(4,500)
20	XL Group Plc	February 2011	25.00	(250)
50	XM Satellite Radio, Inc.	February 2011	2.00	(50)
	Total Options Written
	(Premiums received ($62,537))			$ (87,923)

(a) Non-income producing security.

At January 31, 2011, the following forward exchange currency contracts were outstanding:

	Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 1/31/11	Net Unrealized Appreciation (Depreciation)
EUR	4,800,000
for USD	6,416,976	The Bank of New York Mellon	3/16/2011	$ 6,416,976	$ 6,577,142	$ (160,166)
JPY	275,000,000
for USD	3,291,048	The Bank of New York Mellon	3/16/2011	3,291,048	3,357,560	(66,512)
GBP	3,800,000
for USD	5,983,860	The Bank of New York Mellon	3/16/2011	5,983,860	6,084,619	(100,759)

		Total unrealized depreciation on forward exchange currency contracts				$ (327,437)

At January 31, 2011, the Fund had the following unfunded loan commitment which could be extended at the option of the borrower:

Borrower	Principal Amount	Unrealized Depreciation
Harrah's Las Vegas Propco LLC	$ 1,000,000	$ (16,250)

At January 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$190,895,760	$23,014,096	$(987,604)	$22,026,492

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs).
These inputs are used in determining the value of the Fund's investments and summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund's own assumptions based on the best information available. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) are required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the
Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the
Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Fund has adopted the disclosures required by this amendment, which did not have a material impact on the financial statements.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures approved by the Board of Trustees.
The Funds did not have any Level 3 securities at January 31, 2011.

The following table represents the Fund’s investments carried on the Statement of Assets and
Liabilities by caption and by level within the fair value hierarchy as of January 31, 2011:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(Value in $000s)	(Level 1)	(Level 2)	(Level 3)	Total

Description

Assets:
Convertible Bonds	$-	$85,687	$-	$85,687
Convertible Preferred Stocks:
Auto Manufacturers	6,052	-	-	6,052
Banks	13,831	1,112	-	14,943
Diversified Financial Services	-	541	-	541
Electric	3,594	991	-	4,585
Hand/Machine Tools	2,247	-	-	2,247
Healthcare-Services	-	1,017	-	1,017
Insurance	3,743	-	-	3,743
Leisure Time	-	1,076	-	1,076
Mining	1,026	-	-	1,026
Oil & Gas	2,983	407	-	3,390
Pharmaceuticals	2,353	-	-	2,353
Real Estate	-	940	-	940
REITS	-	1,250		1,250
Telecommunications	-	2,076	-	2,076
Common Stocks	30,280	-	-	30,280
Corporate Bonds	-	35,976	-	35,976
Exchange-Traded Funds	4,949	-	-	4,949
Preferred Stock:
Diversified Financial Services	6,171	-	-	6,171
Lodging	-	1,185	-	1,185
Warrants	3,435	-	-	3,435
Total	$80,664	$132,258	$-	$212,922

Liabilities:
Options Written	$88	$-	$-	$88
Foreign Exchange Currency Contracts	-	327	-	327
Unfunded Commitments	-	16	-	16
Total	$88	$343	$-	$431

There were no transfers between Level 1 and Level 2. There were no Level 3 transfers.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.     Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Enhanced Growth & Income Fund

By:	/s/ Tracy V. Maitland
              Tracy V. Maitland
              President and Chief Executive Officer

Date:	March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 24, 2011

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer

Date:	March 24, 2011